Note 20 - Restricted Net Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Restricted Assets Disclosure [Text Block]
(20)	Restricted Net Assets

Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. As of
December 31, 2016
and
2017,
the Company had restricted net assets of
RMB2,630,106
and
RMB2,245,077
(including
nil
and
nil
restricted share capital and statutory reserves of the VIEs), respectively, which were not
eligible to be distributed. The decrease of restricted net assets is mainly due to the disposal of P&C Insurance Division during
2017.
These amounts were comprised of the registered capital of the Company’s PRC subsidiaries and the statutory reserves disclosed in Note
14.